Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 353,763	$ 226,925	$ 70,345
Reversals	(217,120)	191,614	157,765
Write-offs		(68,003)
Foreign currency exchange effect	6,247	3,227	(1,185)
Ending balance	$ 142,890	$ 353,763	$ 226,925